Loans and Borrowings	12 Months Ended
Dec. 31, 2023
Loans and Borrowings [Abstract]
Loans and Borrowings

14.    Loans and Borrowings

(a)    Louisa Mojela loans:

The loans described below have been granted to the Company to fulfill its capital and operational requirements. The terms of the loans are described below:

(i)     Short-term loan #1

This is a short-term loan facility of approximately $135,226 in capital value lent to assist the Company in funding working capital deficits. This loan was unsecured, repayable within 30 days of receiving the payment and carried interest at the rate linked to the prime lending rate in the

Republic of South Africa. The capital balance of this loan was repaid in full before the end of the financial year December 31, 2020. As at December 31, 2021, the unpaid interest balance on this loan was $9,068. During the year ended December 31, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (note 5). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on December 31, 2022 and wrote down this payable to $nil (note 5).

(ii)    Short-term loan #2

This is a short-term loan facility of approximately $190,444 in capital value lent to assist the Company in funding its day-to-day operating costs. This loan does not have a fixed repayment date, is unsecured and is interest free. As at December 31, 2021, the balance remaining was $174,840. During the year ended December 31, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (note 5). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on December 31, 2022 and wrote down this payable to $nil (note 5).

(iii)   Short-term loan #3

During the year ended December 31, 2021, the Company received short term loan facility of approximately $258,900 (L 4,000,000) to assist the Company in funding its day-to-day operating costs. This loan does not have a fixed repayment date, is unsecured and is interest free. As at December 31, 2021, the balance remaining was $248,293. During the year ended December 31, 2022, the Company determined that it no longer controlled Bophelo Bio Science and Wellness (Pty) Ltd. as a result of the insolvent liquidation order signed by the Lesotho Court on July 15, 2022 (note 5). As a result of the loss of control, the Company derecognized all assets and liabilities at their book values on December 31, 2022 and wrote down this payable to $nil (note 5).

(b)    Bank loans:

The loans below have been granted to Holigen Ltd. and its subsidiaries in order to fund their capital and operational needs on site.

(i)     Short term loans

As at December 31, 2023, the balance of the loans from Caixa was $875,016 (2022 — $772,955) which consisted of loans for the purpose of building construction and purchase of equipment. The repayment date on these loans are February 22, 2026 and June 5, 2026 respectively. These loans are charged with interest at the rate of 3% and are secured by mortgage of building and equipment.

(ii)    Long term loans

As at December 31, 2023, the balance of the loans from Caixa was $2,497,155 (2022 — $2,632,103) which consisted of loans for the purpose of building construction and purchase of equipment. The repayment date on these loans are February 22, 2026 and June 5, 2026 respectively. These loans are charged with interest at the rate of 3% and are secured by mortgage of building and equipment.

As at December 31, 2023, the loans balance including accrued interest, which is recorded within accounts payable, was $3,439,527 (2022 — $3,414,582).

(c)     Other loans:

(i)     During the year ended December 31, 2022, the Company received a loan of £25,000 ($30,224) from a related party (note 16). The loan is unsecured and bears interest of £200 per week. The loan has matured on January 31, 2023 and is due on demand. Any unpaid amount is charged with late fees of £200 for each week the payment is late.

On January 17, 2023, the Company received an additional loan of €45,000 ($48,666) from the same related party. The loan is unsecured and bears interest of 0.75% per day, compounding daily. The loan has matured on February 1, 2023 and is due on demand. Any unpaid amount is charged with late fees of 1% compounding interest for each day the payment is late. During the year ended December 31, 2023, the lender has willingly forgone any interest arising from this loan.

During the year ended December 31, 2023, the Company recorded interest expense of $14,638 (2022 — $nil) from these loans. As at December 31, 2023, the loans balance including accrued interest was $96,475 (2022 — $30,224).

(ii)    On April 26, 2023, the Company received loan of €500,000 ($551,399) from an arm’s length party. The loan is not interest bearing, provided that if the loan is not repaid within 90 days from the date of the loan agreement (“Maturity Date”), the loan will be subject to an interest rate of 4% per annum, commencing from the Maturity Date. The loan was fully repaid on May 17, 2023.

(iii)   During the year ended December 31, 2023, the Company received a total loan of $67,000 ($49,192) from a company controlled by a director of the Company (note 16). The loans bear interest of 18% per annum, unsecured and payable within 12 months. The Company recorded interest expense of $2,436 (2022 — $nil) from these loans during the year ended December 31, 2023. As at December 31, 2023, the loans balance including accrued interest was $53,021 (2022 — $nil).

(iv)    During the year ended December 31, 2023, the Company received loans of $105,000 ($77,450) from an arm’s length parties. The loans bear interest of 18% per annum, unsecured and payable within 12 months. The Company recorded interest expense of $4,047 (2022 — $nil) from these loans during the year ended December 31, 2023. As at December 31, 2023, the loans balance including accrued interest was $83,325 (2022 — $nil).

(v)     During the year ended December 31, 2023, the Company received loans of $86,880 ($65,507) from an arm’s length parties. The loans bear interest of 7% per annum, unsecured and payable within 12 months. The Company recorded interest expense of $138 (2022 — $nil) from these loans during the year ended December 31, 2023. As at December 31, 2023, the loans balance including accrued interest was $65,820 (2022 — $nil).